Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0001521945
Registrant Name	Prospect Floating Rate and Alternative Income Fund, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES